Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OPERATING ACTIVITIES
Loss for the year	$ (108,042,868)	$ (22,908,721)	$ (86,494,893)
Adjustments for:
Depreciation	384,126	534,545	755,734
Share-based payments	3,292,877	2,484,543	1,810,111
Damages provision		738,021	111,781,096
Accrued employee termination expenses	373,171
Collaboration and services provision	1,379,790
Settlement provision	2,749,968
Gain on sale of assets	(238,907)		(65,095,733)
Loss on disposal of assets	51,106
Unrealized (loss)/gain on derivative liability and convertible note	814,827	(10,732,089)
Realized loss on exercise of warrants and convertible note	28,003,594
Amortization of deferred loss	46,894,189	3,351,987
Write-down accounts receivable	489,449
Income tax expense	107,093	484,428	200,523
Interest income	(183,065)	(355,806)	(177,761)
Cash applied to operating activities before change in non-cash working capital	(23,924,650)	(26,403,092)	(37,220,923)
Net change in non-cash working capital items:
Accounts receivable	198,331	1,907,768	(1,357,201)
Inventory	139,814	(174,392)	(470)
Prepaid expenses and other assets	282,091	(235,366)	(221,973)
Accounts payable and accrued liabilities	504,655	(1,046,664)	(842,360)
Damages provision		(112,519,117)
Net change in non-cash working capital	1,124,891	(112,067,771)	(2,422,004)
Income tax and Interest paid and received:
Income tax paid	183,065	(255,118)	(326,492)
Interest received	(178,054)	112,036	175,260
Total of income tax, interest paid and received	5,011	(143,082)	(151,232)
Net cash applied to operating activities	(22,794,748)	(138,613,945)	(39,794,159)
INVESTING ACTIVITIES
(Increase)/Decrease in restricted cash	38,524	2,520	(449,760)
Increase in cash held in escrow		70,000,000	(70,000,000)
Purchase of property, plant and equipment	(190,382)	(505,667)	(656,170)
Proceeds from sale of assets	865,610		67,741,740
Net cash (applied to)/ received from investing activities	713,752	69,496,853	(3,364,190)
FINANCING ACTIVITIES
Proceeds from private placements and public offerings			7,054,660
Proceeds from exercise of warrants	13,816,648	18,750
Proceeds from financing before fees		65,324,997
Proceeds from exercise of options		234,952	75,192
Net cash from financing activities	13,816,648	65,578,699	7,129,852
NET CHANGE IN CASH AND CASH EQUIVALENTS	(8,264,348)	(3,538,393)	(36,028,497)
CASH AND CASH EQUIVALENTS
Beginning of the year	17,507,157	22,954,571	55,026,171
Exchange difference on cash and cash equivalents		(1,909,021)	3,956,897
End of the year	9,242,809	17,507,157	22,954,571
Represented by:
Total	$ 17,507,157	$ 22,954,571	$ 55,026,171